Global X China Mid Cap ETF (Prospectus Summary) | Global X China Mid Cap ETF
Global X China Mid Cap ETF
INVESTMENT OBJECTIVE
The Global X China Mid Cap ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Mid Cap Index ("Underlying Index").
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Global X China Mid Cap ETF
Management Fees:		0.65%
Distribution and Service (12b-1) Fees:		none
Other Expenses:	[1]	none
Total Annual Fund Operating Expenses:		0.65%
[1]	"Other Expenses" reflect estimated expenses for the Fund's first fiscal year of operations.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Global X China Mid Cap ETF	66	208

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The
Fund had not yet commenced operations as of the most recent fiscal year end.
Thus no portfolio turnover rate is provided for the Fund.
PRINCIPAL INVESTMENT STRATEGIES
The Fund will invest at least 80% of its total assets in the securities of the
Underlying Index and in ADRs and GDRs based on the securities in the Underlying
Index. The Fund will invest at least 80% of its total assets in mid cap securities on companies that are domiciled in, principally traded in or whose revenues are primarily from China. For purposes of this policy, the Fund considers mid-cap companies to be those companies included in, or similar in size to those included in, the Solactive China Mid Cap Index, as of the latest reconstitution date, at the time of purchase. As of October 31, 2011 the market capitalization of the Solactive China Mid Cap Index was between $500 million and
$15 billion. The Fund's capitalization range will change over time. The Fund's
80% investment policies are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Underlying Index is designed to measure the equity performance of the investable universe of Chinese mid-market capitalization companies, as defined by Structured Solutions AG. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by an organization ("Index Provider") that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is
Structured Solutions AG.

The Adviser will use a "passive" or indexing approach to try to achieve the
Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying
Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the
Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying
Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the
Fund is an actual investment portfolio. The performance of the Fund and the
Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.
If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.
SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund's
Strategies and Risks section of the Prospectus and in the Statement of
Additional Information ("SAI").

Asian Economic Risk: Investments in Asian markets involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. The countries in Asia present different economic and political conditions from those in Western markets, and less social, political and economic stability. Political instability could have an adverse effect on economic or social conditions in these economies and may result in outbreaks of civil unrest, terrorist attacks or threats or acts of war in the affected areas, any of which could materially and adversely affect the companies in which the Fund may invest.

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk: Because the Fund's investments are concentrated in Chinese securities and in the Mid Cap size category, the Fund will be susceptible to loss due to adverse occurrences affecting this country and sector.

Currency Risk: Because the Fund's NAV is determined in U.S. dollars, the Fund's
NAV could decline if China's currency depreciates against the U.S. dollar.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Market Risk:China is an emerging market country, which may be subject to a greater risk of loss than investments in developed markets.

Equity Securities Risk: Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Foreign Security Risk:Investments in the securities of foreign issuers
(including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on United States' exchanges, nonetheless, could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. The Fund may lose money due to political, economic and geographic events affecting a foreign issuer or market. The Fund is specifically exposed to Asian Economic Risk.

Geographic Risk: A natural disaster could occur in China.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Management Risk: The Fund is subject to the risk that the Adviser's investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Mid-Capitalization Companies Risk: Mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Non-Diversification Risk:The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the
Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk:The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets.

Privatization Risk: China has begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Reliance on Trading Partners Risk: The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading, including as a result of adverse economic conditions in a trading partner's economy, may cause an adverse impact on the economy in which the Fund invests.
China is particularly exposed to U.S. Trading Partner Risk.

Risks Related to Investing in China: Investments in securities of Chinese companies are subject to legal, regulatory, monetary, political, social instability and economic risks. The Chinese government maintains a major role in economic policy making and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In addition, disparities of wealth and the pace of economic liberalization may lead to social turmoil, violence and labor unrest. The
Chinese economy has grown rapidly during the past several years and there is no assurance that this growth rate will be maintained.

Securities Lending Risk:Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the
Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Securities Market Risk:Because certain securities markets in China are small in size, underdeveloped, and are less regulated and less correlated to global economic cycles than those markets located in more developed countries, the securities markets in China are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets.

Security Risk: China has experienced security concerns. Incidents involving a country's security may cause uncertainty in its market and may adversely affect its economy.

Tracking Error Risk: The performance of the Fund may diverge from that of the
Underlying Index.

U.S. Trading Partner Risk: The United States is a large trade and investment partner of China. Decreasing U.S. imports, new trade regulations, changes in the
U.S. dollar exchange rates, a recession in the United States or continued
increases in foreclosures rates may have an adverse impact on the economy of
China.

Valuation Risk: The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's
Shares.
PERFORMANCE INFORMATION
The Fund has not commenced operations as of the date of this prospectus. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.